Note 3 - Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
	Year Ended June 30,		Two Months Ended August 31,
	2023	2024	2024
	US$	US$	US$

Discontinued operations

Net revenues
Wealth management	376	2,286	11
Asset management	2,952	3,919	1,170
Total net revenues	3,328	6,205	1,181

Operating cost and expenses
Compensation and benefits	1,372	1,451	602
Sales and marketing expenses	536	359	-
General and administrative expenses	1,720	1,969	266
Asset impairment loss	-	2,158	-
Total operating cost and expenses	3,628	5,937	868

(Loss)/ income from operations	(300)	268	313

Other expense, net	(8)	(16)	(1)

(Loss)/ income before income tax expense	(308)	252	312
Income tax expense	-	(230)	(29)
Net (loss) / income from discontinued operations	(308)	22	283

Gain on disposal of subsidiaries from discontinued operations, net	-	-	138

(Loss)/ income for the year from discontinued operations, net of income taxes	(308)	22	421

Summarized cash flow information for discontinued operations is as follows:
Net cash flows provided by/ (used in) operating activities	370	(587)	(1,265)
Net cash flows (used in)/ provided by investing activities	(256)	-	33

The following table summarizes significant non-cash operating items and capital expenditures of discontinued operations included in the consolidated statements of cash flows for the periods presented.

Significant non-cash operating items
Amortization of intangible asset	13	51	-
Asset impairment loss	-	2,158	-
Significant investing activities:
Purchase of intangible asset	(256)	-	-
	Wealth management business	Asset management business	Total
	US$	US$	US$

Considerations received	-	641	641
Less: Net assets disposed of	(134)	(369)	(503)

(Loss)/ gain from disposal of subsidiaries	(134)	272	138
	As of June 30, 2024	As of August 31, 2025
	US$	US$
Assets
Cash and cash equivalents	1,873	608
Deposits, prepayments and other current assets	-	256
Due from related parties	-	93
Income tax receivable	-	220

Total Assets	1,873	1,177

Liabilities
Commission payable	859	378
Income tax payable	91	210
Due to related parties	1,970	86
Other payable and accrued liabilities	7	-

Total Liabilities	2,927	674

Net (liabilities)/ assets	(1,054)	503